Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000131094 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 539830109 | Lockheed Martin Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.00%
C000131094 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	91.50%
C000131094 | Cash & Equivalent261941108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000131094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131094 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000131094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000131094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000131094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000148993 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 539830109 | Lockheed Martin Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.00%
C000148993 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	91.50%
C000148993 | Cash & Equivalent261941108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000148993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000148993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000148993 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000148993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000148993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000148993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000131095 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 539830109 | Lockheed Martin Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.00%
C000131095 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	91.50%
C000131095 | Cash & Equivalent261941108
Holdings [Line Items]
Percent of Total Investments	1.50%
C000131095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131095 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000131095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000131095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000131095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000169555 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 084423102 | W R Berkley Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169555 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169555 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000169555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169555 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169555 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169555 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	92.20%
C000169555 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169556 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 084423102 | W R Berkley Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169556 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000169556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169556 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169556 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169556 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	92.20%
C000169556 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169557 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 084423102 | W R Berkley Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169557 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169557 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000169557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169557 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169557 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169557 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169557 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	92.20%
C000169557 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000193677 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000193677 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000193677 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193677 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193677 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193677 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193677 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.40%
C000193677 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193677 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193677 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000193677 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	37.70%
C000193677 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	50.90%
C000193677 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000193678 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000193678 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000193678 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193678 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193678 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193678 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193678 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.40%
C000193678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193678 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193678 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000193678 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	37.70%
C000193678 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	50.90%
C000193678 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000193679 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000193679 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000193679 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193679 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193679 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193679 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193679 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.40%
C000193679 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193679 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193679 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000193679 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	37.70%
C000193679 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	50.90%
C000193679 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000199674 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000199674 | 66539A306 | DF Tactical Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199674 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199674 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199674 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199674 | 66538J258 | DF Tactical 30 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000199674 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199674 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	0.00%
C000199674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199674 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000199674 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	55.70%
C000199674 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199674 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	43.30%
C000199674 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000199675 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000199675 | 66539A306 | DF Tactical Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199675 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199675 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199675 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199675 | 66538J258 | DF Tactical 30 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000199675 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199675 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	0.00%
C000199675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199675 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000199675 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	55.70%
C000199675 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199675 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	43.30%
C000199675 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000199676 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000199676 | 66539A306 | DF Tactical Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199676 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199676 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199676 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199676 | 66538J258 | DF Tactical 30 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000199676 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199676 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	0.00%
C000199676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199676 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000199676 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	55.70%
C000199676 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199676 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	43.30%
C000199676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000091243 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000091243 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000091243 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091243 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091243 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000091243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000091243 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	98.00%
C000091244 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000091244 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000091244 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091244 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091244 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000091244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000091244 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	98.00%
C000091245 | 78468R606 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000091245 | 78467V608 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000091245 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091245 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091245 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000091245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000091245 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	98.00%